Business Combination (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Revenue	$ 3,937,422	$ 7,799,626	$ 10,054,330
Net Loss	$ (3,650,641)	$ (12,672,671)	$ (5,472,093)
Loss per common share, basic and diluted	$ (4.02)	$ (8.86)